Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 79,475	$ 83,120
Accruals	2,879	1,464
Stock-based compensation	2,841	2,853
Bad debt	262	168
Deferred rent	5,043	5,412
Other	1,185	1,532
Total deferred tax assets	91,685	94,549
Valuation allowance	(83,978)	(87,698)
Net deferred tax asset	7,707	6,851
Deferred tax liabilities
Deferred state income tax	(2,087)	(2,158)
Depreciation and amortization	(1,720)	(835)
Intangible assets	(3,905)	(3,751)
Total deferred tax liability	(7,712)	(6,744)
Net deferred tax asset (liability)	$ 5	$ 107